Short-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jul. 31, 2023 CNY (¥)	Jul. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	May 31, 2022 CNY (¥)	May 31, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Jan. 31, 2022	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Short-term Debt [Line Items]
Short-term Debt	¥ 4,237,978		¥ 3,121,046				$ 614,449
Short term debt, Description	secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year.	secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year.
Short term debt, Weighted average interest rate	3.17%		3.67%				3.17%
Repayment of short term borrowings	¥ 12,665,941	$ 1,836,389	¥ 7,672,124	¥ 210,117
Proceeds from short-term borrowings	13,782,873	$ 1,998,329	9,558,649	¥ 1,444,638
Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short-term Debt	5,827,000		4,448,400				$ 844,900
Collateral from bank	3,864,900		2,769,700				560,400
Reversed Factoring Arrangement V [Member]
Short-term Debt [Line Items]
Short-term Debt	298,700						43,300
Restricted cash	1,600						200
Reversed Factoring Arrangement IV [Member]
Short-term Debt [Line Items]
Short-term Debt	98,900						14,300
Line of Credit [Member]
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity	205,000		¥ 135,000				29,700
Bank Loans and Notes Payable [Member]
Short-term Debt [Line Items]
Short-term Debt	3,000,700						435,100
Short term debt, Percentage bearing fixed interest rate			3.60%
Bank Loans and Notes Payable [Member] | Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short term debt, Percentage bearing fixed interest rate				3.60%						2.60%	2.60%
Short term debt, Maximum borrowing capacity			¥ 1,800,000	¥ 800,000
Bank Loans and Notes Payable [Member] | Reversed Factoring Arrangement I [Member]
Short-term Debt [Line Items]
Short-term Debt	1,500,000						217,500
Short term debt, Percentage bearing fixed interest rate								3.50%	3.50%
Short term debt, Maximum borrowing capacity								¥ 1,500,000	$ 217,500
Bank Loans and Notes Payable [Member] | Reversed Factoring Arrangement II [Member]
Short-term Debt [Line Items]
Short-term Debt	438,500						63,600
Short term debt, Maximum borrowing capacity																	¥ 2,000,000	$ 290,000
Bank Loans and Notes Payable [Member] | Reversed Factoring Arrangement III [Member]
Short-term Debt [Line Items]
Short-term Debt	¥ 490,200						$ 71,100
Short term debt, Maximum borrowing capacity										¥ 500,000	$ 72,500
Bank Loans and Notes Payable [Member] | Reversed Factoring Arrangement V [Member]
Short-term Debt [Line Items]
Short term debt, Percentage bearing fixed interest rate												3.55%	3.55%
Short term debt, Maximum borrowing capacity												¥ 300,000	$ 43,500
Bank Loans and Notes Payable [Member] | Reversed Factoring Arrangement IV [Member]
Short-term Debt [Line Items]
Short term debt, Percentage bearing fixed interest rate														3.65%	3.65%
Short term debt, Maximum borrowing capacity														¥ 100,000	$ 14,500
Bank Loans and Notes Payable [Member] | Two Thousand And Twenty One Reversed Factoring Arrangement One [Member]
Short-term Debt [Line Items]
Short term debt, Percentage bearing fixed interest rate																3.60%
Short term debt, Maximum borrowing capacity																			¥ 40,000
Bank Loans and Notes Payable [Member] | Subsequent Event [Member] | Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short term debt, Maximum borrowing capacity					¥ 5,000,000	$ 724,900
Bank Loans and Notes Payable [Member] | Maximum [Member]
Short-term Debt [Line Items]
Short term debt, Percentage bearing fixed interest rate	3.60%						3.60%
Bank Loans and Notes Payable [Member] | Maximum [Member] | Reversed Factoring Arrangement II [Member]
Short-term Debt [Line Items]
Short term debt, Percentage bearing fixed interest rate																	3.60%	3.60%
Bank Loans and Notes Payable [Member] | Minimum [Member]
Short-term Debt [Line Items]
Short term debt, Percentage bearing fixed interest rate	2.60%						2.60%
Bank Loans and Notes Payable [Member] | Minimum [Member] | Reversed Factoring Arrangement II [Member]
Short-term Debt [Line Items]
Short term debt, Percentage bearing fixed interest rate																	2.50%	2.50%